Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Oil Equipment & Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 11.5%
Helmerich & Payne Inc.	143,376	$3,320,588
Nabors Industries Ltd.	11,389	663,181
Patterson-UTI Energy Inc.	383,802	2,018,799
Transocean Ltd.(a)(b)	1,182,900	2,732,499

		8,735,067

Oil & Gas Equipment & Services — 88.2%
Archrock Inc.	262,903	2,276,740
Baker Hughes Co.	155,437	3,240,861
Bristow Group Inc.(a)	47,491	1,249,963
Cactus Inc., Class A	97,287	2,536,272
ChampionX Corp.(a)	262,250	4,012,425
Core Laboratories NV(b)	91,040	2,413,470
DMC Global Inc.	30,280	1,309,610
Dril-Quip Inc.(a)(b)	71,827	2,127,516
Halliburton Co.	890,408	16,828,711
Helix Energy Solutions Group Inc.(a)(b)	289,429	1,215,602
Liberty Oilfield Services Inc., Class A	131,096	1,351,600
NexTier Oilfield Solutions Inc.(a)(b)	329,676	1,134,085
NOV Inc.	244,675	3,359,388
Oceaneering International Inc.(a)(b)	203,346	1,616,601
Oil States International Inc.(a)(b)	125,595	630,487
ProPetro Holding Corp.(a)	165,500	1,223,045
Schlumberger Ltd.	755,003	16,481,716
Select Energy Services Inc., Class A(a)(b)	128,776	527,982
TechnipFMC PLC	361,213	3,395,402

		66,931,476

Total Common Stocks — 99.7% (Cost: $85,468,804)		75,666,543

Security	Shares	Value

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	5,773,262	$5,776,726
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	170,000	170,000

		5,946,726

Total Short -Term Investments — 7.8% (Cost: $5,944,339)		5,946,726

Total Investments in Securities — 107.5% (Cost: $91,413,143)		81,613,269

Other Assets, Less Liabilities — (7.5)%		(5,683,507)

Net Assets — 100.0%		$75,929,762

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,792,356	$2,982,956	(a)	$—	$(265)	$1,679	$5,776,726	5,773,262	$90,243	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	170,000	(a)	—	—	—	170,000	170,000	199		—

					$(265)	$1,679	$5,946,726		$90,442		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Oil Equipment & Services ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Energy E-Mini Index	6	03/19/21	$235	$(15,817)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$75,666,543	$—	$—	$75,666,543
Money Market Funds	5,946,726	—	—	5,946,726

	$81,613,269	$—	$—	$81,613,269

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(15,817)	$—	$—	$(15,817)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2